Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Dividend Growth Fund
Entity Central Index Key	0001086884
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000002889
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class AAA
Trading Symbol	GABBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GABBX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABBX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class AAA	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Dividend Growth Fund underperformed the S&P 500 and the Lipper Large Cap Value Fund Indices, and outperformed the MSCI USA High Dividend Yield Index. Despite a modestly defensive posture during the year, the Fund benefitted from M&A activity, healthcare, and exposure to companies in the artificial intelligence ecosystem.  Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment.  Contributors  included Newmont Group, Citigroup Inc., and Alphabet Inc. Cl C. Detractors included Perrigo Co., International Paper Company, and Apple Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class AAA	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/15	10,000	10,000	10,000	10,000
12/16	11,096	11,196	11,625	11,637
12/17	12,440	13,640	13,898	13,506
12/18	11,071	13,043	13,575	12,482
12/19	13,998	17,150	16,626	15,787
12/20	14,710	20,305	16,907	16,676
12/21	17,678	26,135	20,614	20,884
12/22	15,981	21,402	19,841	19,253
12/23	17,198	27,029	21,196	22,235
12/24	18,953	33,791	23,668	25,906
12/25	22,268	39,833	26,501	30,841

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class AAA	17.49%	8.65%	8.33%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI USA High Dividend Yield Index	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index	19.05%	13.08%	11.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,522,172
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 150,760
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,522,172 Number of Portfolio Holdings54 Portfolio Turnover Rate31% Management Fees$150,760
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.5%
U.S. Government Obligations	4.3%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Diversified Industrial	12.0%
Health Care	11.9%
Energy	6.8%
Retail	5.7%
Computer Software and Services	5.7%
Food and Beverage	5.2%
U.S. Government Obligations	4.3%
Other Industry sectors	29.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Merck & Co. Inc.	4.6%
Citigroup Inc.	4.5%
Alphabet Inc.	3.8%
Newmont Corp.	3.6%
Amazon.com Inc.	3.1%
The PNC Financial Services Group Inc.	3.1%
Mondelez International Inc.	2.7%
American International Group Inc.	2.7%
Morgan Stanley	2.6%
Wells Fargo & Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABBX/
C000002891
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class C
Trading Symbol	GBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBCCX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCCX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class C	$298	2.75%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Dividend Growth Fund underperformed the S&P 500 and the Lipper Large Cap Value Fund Indices, and outperformed the MSCI USA High Dividend Yield Index. Despite a modestly defensive posture during the year, the Fund benefitted from M&A activity, healthcare, and exposure to companies in the artificial intelligence ecosystem.  Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment.  Contributors  included Newmont Group, Citigroup Inc., and Alphabet Inc. Cl C. Detractors included Perrigo Co., International Paper Company, and Apple Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class C	The Gabelli Dividend Growth Fund - Class C (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,009	10,909	11,196	11,625	11,637
12/17	12,255	12,144	13,640	13,898	13,506
12/18	10,821	10,723	13,043	13,575	12,482
12/19	13,580	13,456	17,150	16,626	15,787
12/20	14,172	14,043	20,305	16,907	16,676
12/21	16,903	16,749	26,135	20,614	20,884
12/22	15,168	15,031	21,402	19,841	19,253
12/23	16,192	16,045	27,029	21,196	22,235
12/24	17,711	17,550	33,791	23,668	25,906
12/25	20,664	20,477	39,833	26,501	30,841

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class C	16.67%	7.84%	7.53%
The Gabelli Dividend Growth Fund - Class C (includes sales charge)	15.67%	7.84%	7.53%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI USA High Dividend Yield Index	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index	19.05%	13.08%	11.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,522,172
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 150,760
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,522,172 Number of Portfolio Holdings54 Portfolio Turnover Rate31% Management Fees$150,760
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.5%
U.S. Government Obligations	4.3%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Diversified Industrial	12.0%
Health Care	11.9%
Energy	6.8%
Retail	5.7%
Computer Software and Services	5.7%
Food and Beverage	5.2%
U.S. Government Obligations	4.3%
Other Industry sectors	29.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Merck & Co. Inc.	4.6%
Citigroup Inc.	4.5%
Alphabet Inc.	3.8%
Newmont Corp.	3.6%
Amazon.com Inc.	3.1%
The PNC Financial Services Group Inc.	3.1%
Mondelez International Inc.	2.7%
American International Group Inc.	2.7%
Morgan Stanley	2.6%
Wells Fargo & Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCCX/
C000002887
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class I
Trading Symbol	GBCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBCIX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class I	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Dividend Growth Fund underperformed the S&P 500 and the Lipper Large Cap Value Fund Indices, and outperformed the MSCI USA High Dividend Yield Index. Despite a modestly defensive posture during the year, the Fund benefitted from M&A activity, healthcare, and exposure to companies in the artificial intelligence ecosystem.  Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment.  Contributors  included Newmont Group, Citigroup Inc., and Alphabet Inc. Cl C. Detractors included Perrigo Co., International Paper Company, and Apple Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class I	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/15	50,000	50,000	50,000	50,000
12/16	55,720	55,980	58,125	58,185
12/17	63,108	68,200	69,488	67,530
12/18	56,697	65,213	67,876	62,411
12/19	72,441	85,749	83,128	78,937
12/20	76,911	101,527	84,533	83,381
12/21	93,370	130,675	103,071	104,418
12/22	85,247	107,010	99,206	96,263
12/23	92,663	135,143	105,982	111,175
12/24	103,116	168,955	118,339	129,529
12/25	122,448	199,165	132,504	154,205

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class I	18.75%	9.75%	9.37%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI USA High Dividend Yield Index	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index	19.05%	13.08%	11.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,522,172
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 150,760
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,522,172 Number of Portfolio Holdings54 Portfolio Turnover Rate31% Management Fees$150,760
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.5%
U.S. Government Obligations	4.3%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Diversified Industrial	12.0%
Health Care	11.9%
Energy	6.8%
Retail	5.7%
Computer Software and Services	5.7%
Food and Beverage	5.2%
U.S. Government Obligations	4.3%
Other Industry sectors	29.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Merck & Co. Inc.	4.6%
Citigroup Inc.	4.5%
Alphabet Inc.	3.8%
Newmont Corp.	3.6%
Amazon.com Inc.	3.1%
The PNC Financial Services Group Inc.	3.1%
Mondelez International Inc.	2.7%
American International Group Inc.	2.7%
Morgan Stanley	2.6%
Wells Fargo & Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCIX/
C000002888
Shareholder Report [Line Items]
Fund Name	The Gabelli Dividend Growth Fund
Class Name	Class A
Trading Symbol	GBCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Dividend Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at https://gabelli.com/ticker/GBCAX/. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GBCAX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Dividend Growth Fund - Class A	$218	2.00%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Dividend Growth Fund underperformed the S&P 500 and the Lipper Large Cap Value Fund Indices, and outperformed the MSCI USA High Dividend Yield Index. Despite a modestly defensive posture during the year, the Fund benefitted from M&A activity, healthcare, and exposure to companies in the artificial intelligence ecosystem.  Inflation has continued to progress towards the Fed’s stated 2% target despite the combination of strong growth and relatively low unemployment.  Contributors  included Newmont Group, Citigroup Inc., and Alphabet Inc. Cl C. Detractors included Perrigo Co., International Paper Company, and Apple Inc.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Dividend Growth Fund - Class A	The Gabelli Dividend Growth Fund - Class A (includes sales charge)	S&P 500 Index	MSCI USA High Dividend Yield Index	Lipper Large Cap Value Fund Index
12/15	10,000	10,000	10,000	10,000	10,000
12/16	11,093	10,455	11,196	11,625	11,637
12/17	12,441	16,414	13,640	13,898	13,506
12/18	11,069	13,765	13,043	13,575	12,482
12/19	13,997	16,407	17,150	16,626	15,787
12/20	14,713	16,252	20,305	16,907	16,676
12/21	17,682	18,409	26,135	20,614	20,884
12/22	15,977	15,679	21,402	19,841	19,253
12/23	17,193	15,902	27,029	21,196	22,235
12/24	18,952	16,520	33,791	23,668	25,906
12/25	22,269	18,295	39,833	26,501	30,841

Average Annual Return [Table Text Block]
Header	1 Year	5 Year	10 Year
The Gabelli Dividend Growth Fund - Class A	17.50%	8.64%	8.34%
The Gabelli Dividend Growth Fund - Class A (includes sales charge)	10.74%	7.37%	7.70%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI USA High Dividend Yield Index	11.97%	9.41%	10.24%
Lipper Large Cap Value Fund Index	19.05%	13.08%	11.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 20,522,172
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 150,760
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$20,522,172 Number of Portfolio Holdings54 Portfolio Turnover Rate31% Management Fees$150,760
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.5%
U.S. Government Obligations	4.3%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	18.8%
Diversified Industrial	12.0%
Health Care	11.9%
Energy	6.8%
Retail	5.7%
Computer Software and Services	5.7%
Food and Beverage	5.2%
U.S. Government Obligations	4.3%
Other Industry sectors	29.4%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Merck & Co. Inc.	4.6%
Citigroup Inc.	4.5%
Alphabet Inc.	3.8%
Newmont Corp.	3.6%
Amazon.com Inc.	3.1%
The PNC Financial Services Group Inc.	3.1%
Mondelez International Inc.	2.7%
American International Group Inc.	2.7%
Morgan Stanley	2.6%
Wells Fargo & Co.	2.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GBCAX/